THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 95.0%

	Shares	Value
Consumer Discretionary — 5.7%
Boot Barn Holdings *	16,977	$1,169,885
Callaway Golf *	41,112	838,685
Clarus	117,958	2,240,022
Dick’s Sporting Goods	7,063	532,338

		4,780,930

Consumer Staples — 11.7%
BJ’s Wholesale Club Holdings *	33,845	2,109,220
Duckhorn Portfolio *	41,822	880,771
Grocery Outlet Holding *	48,277	2,058,048
MGP Ingredients	12,256	1,226,703
Sprouts Farmers Market *	23,871	604,414
TreeHouse Foods *	73,235	3,062,688

		9,941,844

Energy — 5.8%
Chesapeake Energy	29,706	2,409,157
Enviva	10,780	616,832
Matador Resources	31,589	1,471,732
NexTier Oilfield Solutions *	41,572	395,350

		4,893,071

Financials — 2.0%
Wintrust Financial	20,624	1,653,014

Health Care — 24.2%
Albireo Pharma *	22,925	455,290
Alpha Teknova *	41,824	351,322
Apellis Pharmaceuticals *	10,085	456,044
Argenx ADR *	6,986	2,646,856
Biohaven Pharmaceutical Holding *	4,827	703,342
Chinook Therapeutics *	44,527	778,777
Cutera *	17,716	664,350
Establishment Labs Holdings *	22,380	1,217,024
Figs, Cl A *	48,415	441,061
HealthEquity *	20,596	1,264,388
Inari Medical *	15,584	1,059,556
Inspire Medical Systems *	3,650	666,745
Insulet *	4,288	934,527
Intra-Cellular Therapies *	30,900	1,763,772
IVERIC bio *	64,003	615,709
Karuna Therapeutics *	4,054	512,872
Krystal Biotech *	18,445	1,211,099

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2022 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Health Care — continued
LAVA Therapeutics *	24,423	$69,850
Prometheus Biosciences *	24,656	696,039
Repligen *	5,585	907,004
Shockwave Medical *	5,399	1,032,127
SomaLogic *	103,960	469,899
Twist Bioscience *	19,649	686,929
Ultragenyx Pharmaceutical *	11,949	712,877
VistaGen Therapeutics *	302,650	266,332

		20,583,791

Industrials — 16.6%
Ameresco, Cl A *	33,291	1,516,738
CACI International, Cl A *	10,408	2,932,766
Chart Industries *	5,571	932,474
Energy Recovery *	27,332	530,787
Kornit Digital *	42,081	1,333,968
Regal Rexnord	13,369	1,517,649
TFI International	24,138	1,937,799
WillScot Mobile Mini Holdings, Cl A *	102,442	3,321,170

		14,023,351

Information Technology — 20.1%
908 Devices *	23,207	477,832
Bill.com Holdings *	19,448	2,138,113
Descartes Systems Group *	15,967	990,912
DigitalOcean Holdings *	14,367	594,219
Elastic *	23,285	1,575,696
Five9 *	16,895	1,539,810
Lattice Semiconductor *	51,097	2,478,204
Monolithic Power Systems	6,692	2,569,996
Switch, Cl A	27,355	916,392
Tenable Holdings *	13,252	601,773
Varonis Systems, Cl B *	16,331	478,825
Verra Mobility, Cl A *	164,137	2,578,592

		16,940,364

Materials — 5.0%
Element Solutions	192,157	3,420,395
LSB Industries *	19,952	276,535
MP Materials *	18,506	593,672

		4,290,602

Real Estate — 3.9%
DigitalBridge Group *	385,100	1,879,288

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND JUNE 30, 2022 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Real Estate — continued
Innovative Industrial Properties, Cl A ‡	12,865	$1,413,478

		3,292,766

Total Common Stock (Cost $78,766,027)		80,399,733

Total Investments - 95.0% (Cost $78,766,027)		$80,399,733

Percentages are based on Net Assets of $84,644,718.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NIC-QH-001-0700